Consolidated income statements - DKK (kr) kr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Consolidated income statements
Revenue	kr 56,526	kr 9,922	kr 289,958	kr 29,840
Cost of goods sold	(34,271)	0	(62,297)	0
Royalty expenses	0	(231)	0	(415)
Gross margin	22,255	9,691	227,661	29,425
Research and development expenses	(139,332)	(123,822)	(430,991)	(380,733)
Sales and marketing expenses	(97,429)	0	(172,282)	0
Administrative expenses	(40,567)	(16,020)	(111,232)	(51,211)
Other operating income	36,866	89	37,724	384
Operating result	(218,207)	(130,062)	(449,120)	(402,135)
Financial income	4,070	17,101	1,265	27,398
Financial expenses	(13,816)	(1,580)	(20,014)	(7,083)
Result before tax	(227,953)	(114,541)	(467,869)	(381,820)
Income tax	(621)	1,313	1,686	3,954
Net result for the period	kr (228,574)	kr (113,228)	kr (466,183)	kr (377,866)
Earnings/loss per share - DKK
Earnings/loss per share - basic/diluted (DKK)	kr (5.76)	kr (3.44)	kr (12.39)	kr (11.49)